TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Goodwill and Intangible assets		$ 253	$ 291
Other temporary differences	[1]	10,763	13,307
Temporary differences related to inventory	[2]	8,150	6,909
Carryforward losses, deductions and credits	[3]	4,569	1,584
Less-valuation allowance		(1,796)	(717)
Total deferred tax assets		21,939	21,374
Deferred tax liabilities
Property and equipment		(5,846)	(10,507)
Intangible Assets		(1,687)	(2,006)
Other temporary differences		(2,443)	(2,973)
Total deferred tax liabilities		(9,976)	(15,486)
Deferred tax assets, net		$ 11,963	$ 5,888

[1]	Deriving mainly from provision for labor related, provision for loss contingencies and lease accounting in accordance with ASC842.
[2]	Deriving mainly from the provision for slow moving inventory and IRS section 263(a).
[3]	Certain subsidiaries have tax loss carry-forwards totaling approximately $30,964 which can be carried forward and offset against taxable income, these carry-forward tax losses have no expiration date. In addition to the above, the Company carried back its 2020 U.S. subsidiaries losses in accordance with the CARES act.